ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Jun. 30, 2020
Common stock, par value	$ 0.0001		$ 0.0001
Debt instrument, conversion price	$ 0.06585
Common Stock, Shares Authorized	250,000,000	250,000,000	150,000,000	150,000,000
Preferred Stock, Shares Authorized	1,500,000		1,500,000	1,500,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001
Former Ensysce [Member]
Ownership percentage					71.80%
Former Ensysce [Member]
Debt instrument, conversion price					$ 0.06585
EBIR, Inc [Member]
Equity Method Investment, Ownership Percentage						79.20%
EBIR, Inc [Member] | Key Personnel [Member]
Equity Method Investment, Ownership Percentage						19.80%
EBIR, Inc [Member] | Unrelated Party [Member]
Equity Method Investment, Ownership Percentage						1.00%
Former Ensysce [Member]
Common stock, par value					$ 0.0001
EBIR, Inc [Member]
Common stock, par value						$ 0.001
Common Stock, Shares Authorized						1,000,000
Preferred Stock, Shares Authorized						100,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001